Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2017
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Equity Transaction with Non-controlling Interests
30.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

In April 2015, the Group’s subsidiary, USIE, sold its shareholdings of 54,000 thousand ordinary shares of USISH amounting to CNY1,992,060 thousand and, as a result, the Group’s shareholdings of USISH decreased from 82.1% to 77.2%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus was increased by NT$7,197,510 thousand.

In February 2016, USIE repurchased its own 4,501 thousand outstanding ordinary shares and, as a result, the Group’s shareholdings of USIE increased from 96.7% to 98.8%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and capital surplus was decreased by NT$1,912,887 thousand in 2016.

In February 2016, the Company disposed 39,603 thousand shares in USI to the Company’s subsidiary, UGTW, at NT$20 per share with a total consideration of NT$792,064 thousand and, as a result, the Group’s shareholdings of USI decreased from 99.0% to 76.5%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USI and capital surplus was decreased by NT$20,552 thousand in 2016.

In January 2017, USI completed its cash capital increase of NT$1,000,000 thousand (US$33,738 thousand) and the Group’s shareholdings of USI increased from 75.2% to 75.7% since the Group did not proportional subscribe for additional new shares. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USI and capital surplus was increased by NT$3,055 thousand (US$103 thousand) in 2017.

In January 2018, the shareholders’ meeting of the Company’s subsidiary, USIE, approved to repurchase its own 3,738,420 outstanding ordinary shares at US$17.49 per share. In February 2018, the board of directors of USIE resolved February 26, 2018 as the record date for capital reduction and then the repurchased ordinary shares will be subsequently cancelled.